Other assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Assets

Other assets	Dec. 31,	Dec. 31,
(in millions)	2011	2010
Corporate/bank owned life insurance	$4,216	$4,071
Accounts receivable	4,208	3,506
Equity in joint ventures and other investments (a)	2,677	2,643
Income taxes receivable	2,573	2,826
Fair value of hedging derivatives	1,600	836
Software	986	896
Fails to deliver	961	1,428
Prepaid expenses	784	834
Due from customers on acceptances	321	424
Prepaid pension assets	144	732
Other	1,369	594
Total other assets	$19,839	$18,790
(a)	Includes Federal Reserve Bank stock of $429 million and $400 million, respectively, at cost.

Seed Capital and Private Equity Investments Valued Using NAV

The table below presents information about BNY Mellon’s investments in seed capital and private equity investments.

Seed capital and private equity investments valued using NAV – Dec. 31, 2011
(dollar amounts in millions)	Fair Value	Unfunded commitments	Redemption frequency	Redemption notice period
Hedge funds (a)	$9	$-	Monthly-quarterly	3-45 days
Private equity funds (b)	122	24	N/A	N/A
Other funds (c)	63	-	Monthly-yearly	(c	)
Total	$194	$24

(a)	Hedge funds include multi-strategy funds that utilize a variety of investment strategies and equity long-short hedge funds that include various funds that invest over both long-term investment and short-term investment horizons.
(b)	Private equity funds primarily include numerous venture capital funds that invest in various sectors of the economy. Private equity funds do not have redemption rights. Distributions from such funds will be received as the underlying investments in the funds are liquidated.
(c)	Other funds include various market neutral, leveraged loans, real estate and structured credit funds. Redemption notice periods vary by fund.